Advance	12 Months Ended
Dec. 31, 2020
Advance
Note 5. Advance

During the year ended December 31, 2020, the Company obtained an advance of $15,871 from a third-party. The advance is without repayment terms and interest.

At December 31, 2020, the advance from third party was $15,871 (December 31, 2019: $nil).

Subsequent to December 31, 2020, the advance was converted into a loan that bears interest at 10% per annum with an indefinite repayment term.